Geographic Information - Long-lived Assets by selected Geographic Area (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-lived assets by selected geographic area
Long-lived assets	$ 975.9	$ 999.3	$ 827.4	$ 870.2
United States
Long-lived assets by selected geographic area
Long-lived assets	589.5	604.7	463.8	406.8
United Kingdom
Long-lived assets by selected geographic area
Long-lived assets	$ 195.9	204.4	190.6	240.3
Other foreign countries
Long-lived assets by selected geographic area
Long-lived assets		$ 190.2	$ 173.0	$ 223.1